Retirement Class | State Farm International Equity Fund
STATE FARM INTERNATIONAL EQUITY FUND (RIEOX) (RIETX) (RIEHX)
Investment Objective:
The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retirement Class State Farm International Equity Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Class State Farm International Equity Fund	R-1	R-2	R-3
Management fees	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	none
Other Expenses	0.55%	0.55%	0.55%
Acquired Fund Fees & Expenses	none	none	none
Total Annual Fund Operating Expenses	1.85%	1.65%	1.35%
Less: Fee Waiver	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.82%	1.62%	1.32%

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2015, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver in the first year, and the Total Annual Fund Operating Expenses for periods thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Class State Farm International Equity Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	185	579	998	2,167
R-2	165	517	894	1,952
R-3	134	425	736	1,621

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.
Principal Investment Strategies
Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that initially focuses on broad financial and economic indicators, with ‘bottom-up’ stock selection that initially focuses on individual stocks.

Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.48%, during the second quarter of 2009. Worst quarter: -23.60%, during the fourth quarter of 2008.
Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Total Returns Retirement Class State Farm International Equity Fund	1-Year	5-Year	Life of Class		Inception Date
Class R-1	17.14%	12.38%	5.27%	[1]	Sep. 13, 2004
Class R-2	17.40%	12.59%	5.49%	[1]	Sep. 13, 2004
Class R-3	17.74%	12.97%	5.79%	[1]	Sep. 13, 2004
MSCI ACWI ex.U.S. Index (reflects no deduction for fees, expenses, or taxes)	15.29%	12.81%	7.67%	[1]	Sep. 13, 2004
[1]	9/13/2004 to 12/31/2013